Finance result - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance income (cost) [line items]
Schedule of finance result (net)
	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Finance income
Income from financial investments and marketable securities (i)	16,907	1,703	1,810
Other finance income	4,077	3,713	2,100
	20,984	5,416	3,910

Finance costs
Interest on bonds and financing (ii)	(52,935)	(92,583)	(25,611)
Imputed interest on suppliers (v)	(13,854)	(24,612)	(6,817)
Interest on Loans from related parties (iv)	(3,344)	-	-
Bank and collection fees (iii)	(17,771)	(847)	(607)
Interest on provision for tax, civil and labor risks	(13,297)	(41,428)	(6,591)
Interest on Lease Liabilities	(15,077)	(16,312)	-
Other finance costs	(3,131)	(2,403)	(1,588)
	(119,409)	(178,185)	(41,214)

Financial Result (net)	(98,425)	(172,769)	(37,304)

(i) Refers to income from Marketable Securities financial income, due to IPO process occurred on July 31, 2020.

(ii) Refers to the Bonds with related parties, which include Saber Serviços Educacionais (“Saber”), which the principal and interests are being paid.

(iii) Refers substantially to bank and collection fees incurred in connection with certain bank transactions for example, IPO cash remittance from the USA to Brazil and bank fees related to Bank settlements.

(iv) Refers to interest on loans with related parties (see note 20).

(v) Refers to interest on reverse factoring that as of December 31, 2019 amounted by R$ 302,104 (R$ 94,930 as suppliers and R$ 207,174 as suppliers – related parties) and as of December 31, 2020, R$ 110,513.

Vasta Platform (Successor)
Disclosure of finance income (cost) [line items]
Schedule of finance result (net)
	December 31, 2019	October 11 to December 31, 2018
Finance income
Interest on financial investments	1,703	1,810
Other finance income	3,713	2,100
	5,416	3,910
Finance costs
Interest bonds and financing	(92,583)	(25,611)
Imputed interest on suppliers	(24,612)	(6,817)
Bank and collection fees	(847)	(607)
Interest on provision for risks of tax, civil and labor losses	(41,428)	(6,591)
Interest on Lease Liabilities	(16,312)	—
Other finance costs	(2,403)	(1,588)
	(178,185)	(41,214)
Finance costs	(172,769)	(37,304)